INCOME TAXES (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	$ 1,131	7,020	2,660
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning	429	2,660	1,338
Additions based on tax positions related to the current year	711	4,413	1,322
Balance, ending	1,140	7,073	2,660
Interest related to unrecognized tax benefits	122	755	82
Penalties related to unrecognized tax benefits		0	0
Interest accrued related to unrecognized tax benefits	$ 138	856	101